Basis of preparation - Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Basis of preparation
Minimum operating lease payments recognised in profit and loss		€ 3,826
Finance lease, depreciation and interest expense		€ 71
Lease expense, depreciation expense	€ 3,720
Lease expense, interest expense	€ 330
Weighted average incremental borrowing rate applied to the Group's lease liabilities			3.50%